Segment information - Results by Segment (Details) $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2018 USD ($)	Jul. 01, 2018 USD ($)	Dec. 31, 2019 USD ($) segment	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Segment Reporting [Abstract]
Number of operating segments | segment			3
Segment Reporting Information [Line Items]
Revenues	$ 541	$ 712	$ 1,388	$ 2,088
Depreciation	236	391	426	798
Amortization of intangibles	58	0	134	0
Operating Income - net income [Abstract]
Operating profit/(loss)	(175)	(613)	(295)	(728)
Unallocated items:
Total financial items and other	(422)	(3,242)	(966)	(2,308)
Loss before income taxes	(597)	(3,855)	(1,261)	(3,036)
Drilling units	6,659		6,401
Investment in associated companies	800		389
Marketable securities	57		11
Cash and restricted cash	2,003	2,177	1,357	1,359	$ 1,443
Other assets	1,329		1,121
Total assets	10,848		9,279
Capital expenditures - fixed assets	98	117	162	150
Floaters
Segment Reporting Information [Line Items]
Revenues	322	482	686	1,387
Depreciation	190	298	346	601
Amortization of intangibles	37	0	106	0
Operating Income - net income [Abstract]
Operating profit/(loss)	(161)	(446)	(340)	(622)
Unallocated items:
Drilling units	5,508		5,297
Capital expenditures - fixed assets	74	93	139	128
Jack-up rigs
Segment Reporting Information [Line Items]
Revenues	167	193	362	617
Depreciation	46	93	80	197
Amortization of intangibles	21	0	28	0
Operating Income - net income [Abstract]
Operating profit/(loss)	(16)	(167)	23	(112)
Unallocated items:
Drilling units	1,151		1,104
Capital expenditures - fixed assets	24	24	23	22
Other
Segment Reporting Information [Line Items]
Revenues	52	37	340	84
Operating Income - net income [Abstract]
Operating profit/(loss)	$ 2	$ 0	$ 22	$ 6